File Nos. 333-235734
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 57                                                                                                                                           [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60                                                                                                                                                                   [X]

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

Amanda Farren, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to:
J. Stephen Feinour, Jr., Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[X] on April 14, 2025, pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[_]             on [Date] pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_]             on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to AllianzIM International Equity Buffer15 Uncapped Jan ETF, AllianzIM International Equity Buffer15 Uncapped Apr ETF, AllianzIM International Equity Buffer15 Uncapped Jul ETF and AllianzIM International Equity Buffer15 Uncapped Oct ETF (the “Funds”) and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 14, 2025, the effectiveness of the registration statement for the Funds, filed in Post-Effective Amendment No. 46 on December 30, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act (Amendment No. 49 under the Investment Company Act of 1940, as amended).

The Prospectuses, Statement of Additional Information, and Part C for the Funds included in PEA No. 46 are incorporated by reference into this PEA No. 57.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 14th day of March, 2025.

                                                                                                                                                                                    AIM ETF PRODUCTS TRUST
                                                                                                                                                                                                    (Registrant)

                                                                                                                                                                                    By: /s/ Brian Muench
                                                                                                                                                                                    Brian Muench, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                    Title                                                                                                       Date

/s/ Brian Muench                                                                       Trustee, President and Principal                                                         March 14, 2025
Brian Muench                                                                            Executive Officer

/s/ Monique Labbe                                                                     Treasurer, Principal Accounting                                                       March 14, 2025
Monique Labbe                                                                          Officer and Principal Financial Officer

/s/ Peggy L. Ettestad*                                                               Trustee                                                                                                  March 14, 2025
Peggy L. Ettestad

/s/ Tamara Lynn Fagely*                                                          Trustee                                                                                                   March 14, 2025
Tamara Lynn Fagely

/s/ Richard H. Forde*                                                               Trustee                                                                                                   March 14, 2025
Richard H. Forde

/s/ Jack Gee*                                                                             Trustee                                                                                                  March 14, 2025
Jack Gee

/s/ Claire R. Leonardi*                                                             Trustee                                                                                                  March 14, 2025
Claire R. Leonardi

*By:	/s/ Brian Muench Brian Muench Attorney-in-Fact

(Pursuant to Power of Attorney filed with PEA No. 11 to the Registrant’s Registration Statement and incorporated by reference herein)